Expenses by nature (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Expenses capitalized in property, plant and equipment	$ 16,783.0	$ 13,966.5	$ 13,954.3